Consolidated Statement Of Changes In Equity (USD $) In Millions, unless otherwise specified		Total		Common stock and paid-in capital [Member]	Mandatorily convertible preferred stock held by U.S. Department Of Treasury [Member]	Preferred stock [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Retained earnings [Member]	Accumulated other comprehensive (loss) income [Member]	Members' Interest [Member]	Mandatorily convertible preferred interest held by U.S. Department Of Treasury [Member]	Preferred interests [Member]
Beginning Balance at Dec. 31, 2008		$ 21,854							$ 6,286	$ (389)	$ 9,670	$ 5,000	$ 1,287
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions		1,247									1,247
Net income (loss)		(4,578)							(4,578)
Preferred interest dividends paid to the U.S. Department of Treasury		(160)							(160)
Preferred interests dividends		(195)							(195)
Dividends to members		(119)							(119)
Issuance of preferred interests		7,500										7,500
Other comprehensive income (loss)		497								497
Ending Balance at Jun. 30, 2009	[1]	26,046		10,917	12,500	1,287	1,234	108
Ending Balance at Jun. 30, 2009	[1]	26,046							1,234	108	10,917	12,500	1,287
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)		(5,720)					(5,720)
Other comprehensive income (loss)		352						352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions		55		55
Preferred stock dividends paid to the U.S. Department of Treasury		(695)					(695)
Preferred stock dividends		(175)					(175)
Dividends to shareholders		(274)					(274)
Issuance of preferred stock		1,250			1,250
Conversion of preferred stock to common equity		0		2,857	(2,857)
Ending Balance at Dec. 31, 2009		20,839		13,829	10,893	1,287	(5,630)	460
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)		1,075					1,075
Other comprehensive income (loss)		(205)						(205)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at January 1, 2010, after cumulative effect of adjustments		20,786		13,829	10,893	1,287	(5,687)	464
Capital contributions		15		15
Preferred stock dividends paid to the U.S. Department of Treasury		(963)					(963)
Preferred stock dividends		(282)					(282)
Dividends to shareholders		(11)					(11)
Conversion of preferred stock to common equity	[2]	0		5,824	(5,208)		(616)
Other	[3]	74					74
Cumulative effect of a change in accounting principle, net of tax	[4]	(53)					(57)	4
Ending Balance at Dec. 31, 2010		20,489		19,668	5,685	1,287	(6,410)	259
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)		(157)					(157)
Other comprehensive income (loss)		(172)						(172)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock dividends paid to the U.S. Department of Treasury		(534)					(534)
Preferred stock dividends		(260)					(260)
Series A preferred stock amendment		0				32	(32)
Other		5	[3]				(5)
Ending Balance at Dec. 31, 2011		$ 19,371		$ 19,668	$ 5,685	$ 1,255	$ (7,324)	$ 87

[1]	Effective June 30, 2009, we converted from a Delaware limited liability company into a Delaware corporation. Each unit of each class of common membership interest issued and outstanding immediately prior to the conversion was converted into an equivalent number of shares of common stock with substantially the same rights and preferences as the common membership interests. Upon conversion, holders of our preferred membership interests also received an equivalent number of preferred stock with substantially the same rights and preferences as the former preferred membership interests.
[2]	Refer to Note 20 to the Consolidated Financial Statements for further detail.
[3]	Represents a reduction of the estimated payment accrued for tax distributions as a result of the completion of the GMAC LLC U.S. Return of Partnership Income for the tax period January 1, 2009, through June 30, 2009.
[4]	Relates to the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.